FlexShares Trust

50 South LaSalle Street

Chicago, Illinois 60603

Phone: 800-595-9111

July 11, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust

(File Nos. 333-173967 and 811-22555) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1.	The form of Prospectus and Statement of Additional Information dated June 22, 2018 for the Registrant’s FlexShares® High Yield Value-Scored Bond Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 78 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on June 21, 2018 (the “Amendment”); and

2.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jose J. Del Real

Jose J. Del Real

Assistant Secretary